OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING REVENUES
Sale of materials and others	¥ 59,590	¥ 59,990	¥ 54,986
Rental income	1,222	1,394	1,084
Other operating revenues	¥ 60,812	¥ 61,384	¥ 56,070